Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

March 5, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Short-Term Cash Fund (the Fund)

Amendment No. 190

File No. 811-21852

Dear Mr. Cowan:

Registrant is filing Amendment No. 190 on Form N-1A to update the prospectus for the Fund in response to a staff comment received December 6, 2017 on Amendment No. 183 and correspondence filed February 12, 2018. In addition, the Statement of Additional Information for the Fund has been amended to reflect updated information.

Columbia Short-Term Cash Fund is available only to investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II